Equity affiliates, other investments and related parties - Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Joint Ventures
Non current assets	$ 184,125	$ 178,140	$ 182,322
Cash and cash equivalents	27,263	33,026	21,342	$ 31,268
TOTAL ASSETS	283,654	303,864	293,458
Shareholders' equity - TotalEnergies share	116,753	111,724	111,736
Shareholder's equity - Non controlling interests	2,700	2,846	3,263
Non-current financial debt	40,478	45,264	49,512
Current financial debts	9,590	15,502	15,035
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	283,654	303,864	293,458
Revenues from sales	218,945	263,310	184,634
Income taxes	(13,301)	(22,242)	(9,587)
Net income	21,510	21,044	16,366
Non-controlling interests	126	518	334
Other comprehensive income	1,107	(3,109)	(1,446)
Equity value	25,895	24,156	26,521
Profit/(loss)	1,845	(1,892)	3,438
Share of other comprehensive income, net amount	(208)	3,497	706
Goodwill	$ 9,951	8,650
GIP III Zephyr Holdings, LLC | Clearway Energy LLC
Joint Ventures
Proportion of ownership interest in subsidiary	42.00%
Integrated LNG
Joint Ventures
Goodwill	$ 2,857	2,804
Integrated Power
Joint Ventures
Goodwill	3,666	2,219
Refining & Chemicals
Joint Ventures
Goodwill	538	502
Liquefaction entities | Integrated LNG
Joint Ventures
Non current assets	62,461	65,293	66,924
Current assets excluding cash and cash equivalents	2,832	2,630	2,912
Cash and cash equivalents	4,690	4,375	2,312
TOTAL ASSETS	69,983	72,298	72,148
Shareholders' equity - TotalEnergies share	20,438	17,455	9,956
Other non current liabilities	10,399	10,785	8,205
Non-current financial debt	36,144	41,452	50,920
Other current liabilities	3,002	2,606	3,067
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	69,983	72,298	72,148
Revenues from sales	17,605	24,701	14,380
Depreciation and depletion of tangible assets and mineral interests	(2,700)	(2,814)	(3,058)
Interest income	32	17
Interest expense	(3,146)	(2,453)	(2,599)
Income taxes	(1,798)	(2,804)	(1,448)
Net income	5,122	12,791	5,600
Other comprehensive income	(52)	526	323
Equity value	4,941	4,315	2,725
Including goodwill and identifiable assets	430	465	502
Profit/(loss)	1,058	2,616	1,119
Share of other comprehensive income, net amount	(14)	137	84
Dividends paid to TotalEnergies	418	1,166	81
Yamal LNG
Joint Ventures
Equity value	$ 4,560
Yamal LNG | Integrated LNG
Joint Ventures
% owned	20.02%
Ichthys LNG PTY Limited | Integrated LNG
Joint Ventures
% owned	26.00%
GIP III Zephyr Holdings, LLC | Integrated Power
Joint Ventures
Non current assets	$ 13,111	12,406
Current assets excluding cash and cash equivalents	375	370
Cash and cash equivalents	1,313	1,116
TOTAL ASSETS	14,799	13,892
Shareholders' equity - TotalEnergies share	604	296
Shareholder's equity - Non controlling interests	1,912	2,548
Other non current liabilities	1,460	1,285
Non-current financial debt	9,598	8,808
Other current liabilities	414	496
Current financial debts	811	459
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	14,799	13,892
Revenues from sales	1,452	351
Depreciation and depletion of tangible assets and mineral interests	(460)	(129)
Interest income	40	5
Interest expense	(315)	(95)
Net income	83	(36)
Non-controlling interests	(126)	$ 219
Other comprehensive income	$ (2)
% owned	50.00%	50.00%
Equity value	$ 2,283	$ 2,356
Including goodwill and identifiable assets	1,981	2,208
Profit/(loss)	29	(18)
Share of other comprehensive income, net amount	(1)
Dividends paid to TotalEnergies	100	46
Goodwill	1,755
Hanwha TotalEnergies Petrochemical Co | Refining & Chemicals
Joint Ventures
Non current assets	3,959	4,113	4,443
Current assets excluding cash and cash equivalents	2,089	2,326	2,117
Cash and cash equivalents	113	82	151
TOTAL ASSETS	6,161	6,521	6,711
Shareholders' equity - TotalEnergies share	2,963	3,146	3,538
Other non current liabilities	174	180	164
Non-current financial debt	858	1,220	1,241
Other current liabilities	1,137	1,117	1,055
Current financial debts	1,029	858	713
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	6,161	6,521	6,711
Revenues from sales	8,754	10,824	8,600
Depreciation and depletion of tangible assets and mineral interests	(281)	(289)	(312)
Interest expense	(67)	(47)	(44)
Income taxes	10	(65)	(222)
Net income	(28)	123	620
Other comprehensive income	$ (105)	$ (189)	$ (308)
% owned	50.00%	50.00%	50.00%
Equity value	$ 1,482	$ 1,573	$ 1,769
Profit/(loss)	(14)	62	310
Share of other comprehensive income, net amount	(69)	(59)	(150)
Dividends paid to TotalEnergies	$ 25	$ 162	$ 109